LOAN RECEIVABLE (Narrative) (Details) $ in Thousands		1 Months Ended
	Dec. 05, 2018 USD ($)	Jan. 31, 2019 USD ($)	Jan. 15, 2019
Cash receipts from repayment of advances and loans made to other parties, classified as investing activities	$ 5,000	$ 3,000
Payment of Term loan Remaining Outstanding Principal Amount		2,000
Beadell Brasil Ltd [Member]
Finance Receivable Maturity Date	Jan. 15, 2019
Finance Receivable Grace Period	30 days
Fiance Receivable Percentage Bearing Fixed InterestRate	14		18
Payment of Accrued Interest		$ 69